Other Disclosures on Cash Flows - Summary of Other Disclosures on Cash Flows (Detail) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Non-cash operating activities
Fair value adjustment to accounts receivable from card issuers	R$ (43,523)	R$ 22,818	R$ 92,063
Fair value adjustment on equity instruments/listed securities designated at FVOCI	40,336	938	(954)
Fair value adjustment on loans designated at FVPL	12,461	17,446	0
Non-cash investing activities
Purchases not paid at year end	118,977	154,650	4,339
Non-cash financing activities
Unpaid consideration for acquisition of non-controlling shares	3,088	4,099	5,022
Property and equipment, and intangible assets
Additions of property and equipment (Note 12)	(265,259)	(256,144)
Payments from previous year	(1,050)	(18,160)	0
Purchases not paid at year end	33,353	1,050	18,160
Prepaid purchases of POS	(5,987)	(10,767)	0
Purchases of property and equipment	(372,138)	(333,568)	(140,887)
Additions of intangible assets (Note 13)	(79,351)	(67,040)
Purchases not paid at year end	0	0	(4,339)
Capitalization of borrowing costs	508	793	0
Purchases and development of intangible assets	(82,965)	(66,381)	(44,838)
Net book value of disposed assets (Note 12 / Note 13)	96,704	15,743	24,133
Net book value of disposed Leases	(36,919)	0	0
Loss on disposal of property and equipment and intangible assets	(52,658)	(14,639)	(10,712)
Proceeds from disposal of property and equipment and intangible assets	7,127	1,104	13,421
IFRS 16
Property and equipment, and intangible assets
Additions of right of use	52,140	76,202
Cost
Property and equipment, and intangible assets
Additions of property and equipment (Note 12)	(450,594)	(381,893)	(159,047)
Additions of intangible assets (Note 13)	(150,310)	(104,687)	R$ (49,177)
Cost | Right-of-use assets - Software
Property and equipment, and intangible assets
Additions of intangible assets (Note 13)	R$ (66,837)	R$ (37,513)